OTHER TAXES PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Other national taxes	$ 178,983	$ 102,398
Provincial taxes	11,708	10,945
Municipal taxes	52,395	5,921
Total current	243,086	119,264
Non- current
Provincial taxes		3
Total non-current		3
Total other taxes payables	$ 243,086	$ 119,267